Rainmaker Note (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Oct. 01, 2020	Aug. 04, 2020	May 04, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Promissory note receivable	$ 3,100,000		$ 150,000	$ 1,100,000
Promissory note funded		$ 1,850,000
Stated interest rate			10.00%
Note receivable due date	Sep. 14, 2023